WARRANTS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
WARRANTS
WARRANTS

NOTE 7 - WARRANTS

During the year ended March 31, 2021 the Company issued 3,700,000 warrants and  used the Binomial Pricing model to estimate the fair value of the warrants as of grant date, using the following key inputs: market prices of the Company’s common stock at dates of grant between $0.08-0.11 per share, conversion price of $0.15, volatility of 312.5%-314.49% and discount rate of 0.14-0.16%. Based on the fair value of the common stock of $437,000 and  value of the warrants of $349,605 the fair value of the warrants was calculated to be 41% of the total value or $303,000. During the year ended March 31, 2021 the valuation resulted in a deemed dividend from the down round calculation of $555,000. As of December 31, 2022  3,700,000 warrants were converted into 3,700,000 shares of common stock for cash at a value for $148,000.

On April 7, 2022, the Company issued 500,000 warrants as part of a convertible note issued the same date. The Company used the Binomial  Pricing model to estimate the fair value of the warrants as of grant date using the following key inputs; market prices of the Company’s stock at date of grant  of $0.08 per share, conversion price of $0.12 per share, volatility of 132% and discount of 1.78%. The fair value of the warrants were calculated to be $ 26,000 and was used to allocate the proceeds to the two elements based on the relative fair value of the debt instruments without the warrants and of the warrants at the time of issuance. The portion of the proceeds allocated to the warrants of $21,336 is accounted for as paid in capital. As of September 23, 2022 the 500,000 warrants were converted into 500,000 shares of common stock with a value of $60,000.

On August 31, 2022 the Company issued 750,000 warrants as part of a convertible note issued the same date. The Company used the Binomial  Pricing model to estimate the fair value of the warrants as of grant date using the following key inputs; market prices of the Company’s stock at date of grant  of $0.41 per share, conversion price of $0.60 per share, volatility of 137% and discount of 3.50%. The fair value of the warrants were calculated to be $ 188,760 and was used to allocate the proceeds to the two elements based on the relative fair value of the debt instruments without the warrants and of the warrants at the time of issuance. The portion of the proceeds that were allocated to the warrants of $9,902 is accounted for as paid in capital.

On September 2, 2022 the Company issued 250,000 warrants as part of a convertible note issued the same date. The Company used the Binomial Pricing model to estimate the fair value of the warrants as of grant date using the following key inputs; market prices of the Company’s stock at date of grant  of $0.345 per share, conversion price of $0.60 per share, volatility of 137% and discount of 3.47%. The fair value of the warrants were calculated to be $50,273 and was used to allocate the proceeds to the two elements based on the relative fair value of the debt instruments without the warrants and of the warrants at the time of issuance. The portion of the proceeds were allocated to the warrants of $2,484 is accounted for as paid in capital.

The warrants contain an anti-dilution clause which become effective if any instrument is issued after the warrant  issuance is converted into common stock at a price lower than the warrant conversion price. During the nine months ended December 31, 2023 the valuation resulted in a deemed dividend from the down round calculation of $550,000 with a recalculated conversion price change to $0.05 per share.

The weighted average remaining life and intrinsic value of the warrants as of December 31, 2023 was:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value
Outstanding at March 31, 2022	3,700,000	$0.15	1.35	$--
Granted	1,500,000	0.44	1.75	--
Exercised	(4,200,000)	--	--	--
Expired	--	--	--	--
Outstanding as of March 31, 2023	1,000,000	0.60	1.50	--
Granted	--	--	--	--
Exercised	--	--	--	--
Expired	--	--	--	--
Balance at December 31, 2023	1,000,000	$0.05	0.75	$--

As of December 31, 2023 there were 1,000,000 warrants outstanding. The remaining life weighted average was 0.75 and intrinsic value of zero.

 NOTE 8 – WARRANTS

During the year ended March 31, 2021, the Company granted 3,700,000 warrants to four entities as part of the issuance of 740,000 Series A convertible preferred shares.  The warrants expire in two years from grant date and are convertible into common stock at $0.15 per share. The warrants contain an anti-dilution clause which become effective if any instrument is issued after the warrant  issuance is converted into common stock at a price lower than the warrant conversion price.

The Company used the Black Scholes Pricing model to estimate the fair value of the warrants as of grant date, using the following key inputs: market prices of the Company’s common stock at dates of grant between $0.08-0.11 per share, conversion price of $0.15, volatility of 312.5%-314.49% and discount rate of 0.14-0.16%. Based on the fair value of the common stock of $437,000 and  value of the warrants of $349,605 the fair value of the warrants was calculated to be 41% of the total value or $303,000. During the year ended March 31, 2021 the valuation resulted in a deemed dividend from the down round calculation of $555,000 with a recalculated conversion price change to $0.04 per share.

On April 7, 2022, the Company issued 500,000 warrants as part of a convertible note issued the same date. The Company used the Black Scholes Pricing model to estimate the fair value of the warrants as of grant date using the following key inputs; market prices of the Company’s stock at date of grant  of $0.08 per share, conversion price of $0.12 per share, volatility of 132% and discount of 1.78%. The fair value of the warrants were calculated to be $ 26,000 and was used to allocate the proceeds to the two elements based on the relative fair value of the debt instruments without the warrants and of the warrants at the time of issuance. The portion of the proceeds were allocated to the warrants of $21,336 is accounted for as paid in capital. As of March 31, 2023 the 500,000 warrants were converted into 500,000 shares of common stock with a value of $60,000.

On August 31, 2022 the Company issued 750,000 warrants as part of a convertible note issued the same date. The Company used the Black Scholes Pricing model to estimate the fair value of the warrants as of grant date using the following key inputs; market prices of the Company’s stock at date of grant  of $0.41 per share, conversion price of $0.60 per share, volatility of 137% and discount of 3.50%. The fair value of the warrants were calculated to be $ 188,760 and was used to allocate the proceeds to the two elements based on the relative fair value of the debt instruments without the warrants and of the warrants at the time of issuance. The portion of the proceeds that were allocated to the warrants of $9,902 is accounted for as paid in capital.

On September 2, 2022 the Company issued 250,000 warrants as part of a convertible note issued the same date. The Company used the Black Scholes Pricing model to estimate the fair value of the warrants as of grant date using the following key inputs; market prices of the Company’s stock at date of grant  of $0.345 per share, conversion price of $0.60 per share, volatility of 137% and discount of 3.47%. The fair value of the warrants were calculated to be $50,273 and was used to allocate the proceeds to the two elements based on the relative fair value of the debt instruments without the warrants and of the warrants at the time of issuance. The portion of the proceeds were allocated to the warrants of $2,484 is accounted for as paid in capital.

The weighted average remaining life and intrinsic value of the warrants as of March 31, 2023 was.

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value
Outstanding at March 31, 2021	-	$0.00	0.00	$-
Granted	3,700,000	0.15	2.00
Exercised	-		-	-
Expired	-		-	-
Outstanding at March 31, 2022	3,700,000	$0.04	1.35	$-
Granted	1,000,000	0.60	1.75	-
Exercised	(3,700,000)		-	-
Expired	-		-	-
Outstanding at March 31, 2023	1,000,000	$0.60	1.50	$-

As of March 31, 2023 there were 1,000,000 warrants outstanding.